Vanguard FTSE All-World ex-US Index Fund Investment Strategy - Admiral Prospectus [Member] - Vanguard FTSE All-World ex-US Index Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the FTSE All-World ex US Index (the “Target Index”), a float-adjusted, market-capitalization weighted index designed to measure equity market performance of large- and mid-cap stocks in international developed and emerging markets, excluding the United States. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in stocks that make up the Target Index. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Target Index, holding each stock in approximately the same proportion as its weighting in the Target Index.